Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 16,252	$ 15,470
Less: accumulated depreciation		(4,934)	(3,051)
Property and equipment, net	$ 11,274	11,318	12,419
Computers and equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross		3,287	2,173
Purchased software
Property Plant And Equipment [Line Items]
Property and equipment, gross		3,829	2,501
Furniture and fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross		1,725	1,852
Leasehold improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross		6,888	7,670
Construction in progress
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 523	$ 1,274